SCHEDULE OF COMPANIES SUBSIDIARIES (Details)		6 Months Ended		12 Months Ended
	Mar. 28, 2025	Jun. 30, 2026		Dec. 31, 2025		Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	4.99%
Security matters (SMX) PLC [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Ireland	[1]	Ireland
Proportion of ownership interest in subsidiary		100.00%	[1]	100.00%	[1]	100.00%
Security matters PTY ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Australia		Australia
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Lionheart III corp [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		USA		USA
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
SMX (security matters) ireland limited [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Ireland		Ireland
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
SMX fashion and luxury [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		France		France
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
True silver SMX platform ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Canada		Canada
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
SMX (security matters) israel ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Israel		Israel
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
Security matters canada ltd. [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Canada		Canada
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
SMX beverages pty ltd. [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Australia		Australia
Proportion of ownership interest in subsidiary		100.00%		100.00%		100.00%
SMX circular economy platform PTE, ltd. [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Singapore		Singapore
Proportion of ownership interest in subsidiary		70.00%		70.00%		70.00%
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Australia		Australia
Proportion of ownership interest in subsidiary		52.90%		52.90%		52.90%
SMX circular economy FZCO [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		UAE		UAE	[2]
Proportion of ownership interest in subsidiary		100.00%		100.00%	[2]		[2]
Yahaloma technologies inc [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Canada		Canada
Proportion of ownership interest in subsidiary		50.00%		50.00%		50.00%
SMXIP and licensing limited [member]
IfrsStatementLineItems [Line Items]
Country of incorporation of subsidiary		Ireland
Proportion of ownership interest in subsidiary		100.00%

[1]	The Company’s Irish structure supports its intellectual property strategy, enhancing protection, licensing efficiency, and future revenue generation from its technology portfolio
[2]	On March 26, 2025, the Company established a fully owned entity incorporated in Dubai Multi Commodities Centre Authority, United Arab Emirates.